UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Dale E. Palka, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
March 31, 2011

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.1%
$14,000,000	Deutsche Bank Securities, Inc. To be repurchased at $14,000,078 (collateralized by $14,111,634 par amount of Federal National Mortgage Backed Security, 4.50%; due 02/01/2041; Total Market Value $14,420,001)	0.20%	04/01/11	$14,000,000
11,000,000	Goldman Sachs & Co. To be repurchased at $11,000,049 (collateralized by $24,369,198 par amount of Federal National Mortgage Backed Securities, Federal National Mortgage Backed Adjustable Rate Securities and Federal Home Loan Mortgage Corp. Participating Certificates, 2.55% to 6.50%; due 06/01/2021 to 01/01/2041; Total Market Value $11,330,000)	0.16%	04/01/11	11,000,000
14,000,000	Morgan Stanley & Co., Inc. To be repurchased at $14,000,070 (collateralized by $17,219,141 par amount of Federal Home Loan Mortgage Corp. Adjustable Rate Securities, 5.59% to 5.81%; due 08/01/2037 to 09/01/2037; Total Market Value $14,420,001)	0.18%	04/01/11	14,000,000
14,000,000	RBS Securities, Inc. To be repurchased at $14,000,070 (collateralized by $27,347,774 par amount of Federal National Mortgage Backed Adjustable Rate Securities, 5.09% to 5.14%; due 04/01/2038 to 06/01/2038; Total Market Value $14,420,879)	0.18%	04/01/11	14,000,000
15,920,000	UBS Securities LLC To be repurchased at $15,920,088 (collateralized by $16,620,676 par amount of Federal National Mortgage Backed Securities, 4.00% to 5.00%; due 02/01/2026 to 07/01/2040; Total Market Value $16,397,601)	0.20%	04/01/11	15,920,000

	Total Repurchase Agreements			68,920,000

	(Cost $68,920,000)

	Total Investments — 100.1%			68,920,000
	(Cost $68,920,000 ) *

	Liabilities in excess of Other Assets — (0.1%)			(49,762)

	Net Assets — 100.0%			$68,870,238

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2011

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS — 6.5%
$20,000,000	U.S. Treasury Bill (1)	0.21%	06/02/11	$19,992,903
10,000,000	U.S. Treasury Note	1.13%	06/30/11	10,022,717
14,000,000	U.S. Treasury Note	1.00%	09/30/11	14,055,295
15,000,000	U.S. Treasury Note	4.63%	10/31/11	15,379,279
20,000,000	U.S. Treasury Note	0.75%	11/30/11	20,073,075

	Total U.S. Treasury Obligations (Cost $79,523,269)			79,523,269

AGENCY OBLIGATIONS — 6.3%
30,000,000	Federal Home Loan Bank Variable Rate Note (2)(3)	0.18%	09/15/11	29,991,685
15,000,000	Federal National Mortgage Association Discount Note (1)(2)	0.20%	06/08/11	14,994,333
20,000,000	Federal National Mortgage Association Discount Note (1)(2)	0.20%	07/27/11	19,987,325
13,000,000	Federal National Mortgage Association Variable Rate Note (2)(3)	0.17%	08/11/11	12,999,117

	Total Agency Obligations (Cost $77,972,460)			77,972,460

BANK OBLIGATIONS — 34.4%

YANKEE CERTIFICATES OF DEPOSIT — 34.4%
10,000,000	Bank of Montreal, Chicago (3)	0.33%	01/25/12	10,000,000
10,000,000	Bank of Nova Scotia, Houston (3)	0.31%	05/05/11	10,000,088
10,000,000	Bank of Nova Scotia, Houston	0.27%	06/03/11	10,000,000
20,000,000	Barclays Bank PLC, New York	0.38%	05/19/11	20,000,000
10,000,000	BNP Paribas SA, New York	0.38%	05/04/11	10,000,000
12,000,000	BNP Paribas SA, New York	0.39%	05/05/11	12,000,000
20,000,000	BNP Paribas SA, New York	0.41%	05/12/11	20,000,000
20,000,000	BNP Paribas SA, New York	0.36%	06/13/11	20,000,000
8,365,000	Canadian Imperial Bank of Commerce, New York (3)	0.30%	07/18/11	8,365,000
15,500,000	Credit Suisse, New York	0.28%	04/12/11	15,500,000
35,000,000	Deutsche Bank AG, New York	0.30%	04/06/11	35,000,000
12,000,000	Deutsche Bank AG, New York	0.31%	06/17/11	12,000,000
13,000,000	Deutsche Bank AG, New York (3)	0.33%	08/04/11	13,000,000
10,000,000	Lloyds TSB Bank PLC, New York	0.42%	05/12/11	10,000,000
15,605,000	Lloyds TSB Bank PLC, New York (3)	0.44%	02/14/12	15,605,000
10,000,000	National Australia Bank Limited, New York (3)	0.33%	11/09/11	10,000,000
30,000,000	National Australia Bank Limited, New York (3)	0.35%	02/10/12	30,000,000
12,000,000	Rabobank Nederland NV, New York (3)	0.35%	09/15/11	12,000,000
11,000,000	Royal Bank of Canada, New York (3)	0.31%	10/14/11	11,000,000
30,000,000	Royal Bank of Canada, New York (3)	0.31%	02/29/12	30,000,000
10,000,000	Royal Bank of Scotland PLC, Connecticut	0.49%	04/14/11	10,000,000
24,000,000	Royal Bank of Scotland PLC, Connecticut	0.52%	09/19/11	24,000,000
20,000,000	Societe Generale, New York (3)	0.35%	04/21/11	20,000,000
8,400,000	Toronto Dominion Bank, New York	0.33%	09/06/11	8,400,000
7,000,000	Toronto Dominion Bank, New York (3)	0.34%	01/12/12	7,000,000
20,000,000	Westpac Banking Corp., New York (3)	0.34%	11/04/11	20,000,000
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2011
(Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)
$20,000,000	Westpac Banking Corp., New York (3)	0.32%	01/18/12	$20,000,000

	Total Bank Obligations (Cost $423,870,088)			423,870,088

CORPORATE DEBT — 24.4%

COMMERCIAL PAPER — 24.4%

ASSET BACKED SECURITIES — 19.5%
36,428,000	Atlantis One Funding Corp. (1)	0.30%	04/08/11	36,425,875
25,000,000	Fairway Finance Co. LLC (3)	0.30%	05/04/11	25,000,000
25,000,000	Fairway Finance Co. LLC (3)	0.30%	08/15/11	25,000,000
14,000,000	LMA Americas LLC (1)	0.30%	06/14/11	13,991,367
35,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.30%	04/06/11	34,998,542
12,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.30%	04/07/11	11,999,400
10,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.28%	06/27/11	9,993,233
30,346,000	Old Line Funding LLC (1)	0.26%	06/06/11	30,331,260
10,000,000	Solitaire Funding LLC (1)	0.28%	05/10/11	9,996,967
7,000,000	Sydney Capital Corp. (1)	0.40%	04/14/11	6,998,989
20,000,000	Sydney Capital Corp. (1)	0.38%	05/16/11	19,990,500
15,000,000	Thunder Bay Funding LLC (1)	0.26%	06/03/11	14,993,175

				239,719,308

FINANCIAL COMPANIES — 4.9%(1)
12,000,000	Credit Agricole North America, Inc.	0.41%	04/08/11	11,999,043
10,000,000	Credit Agricole North America, Inc.	0.28%	05/23/11	9,995,956
10,000,000	ING US Funding LLC	0.43%	04/05/11	9,999,522
20,015,000	MetLife Short Term Funding LLC	0.28%	05/02/11	20,010,174
9,000,000	Societe Generale North America, Inc.	0.34%	05/16/11	8,996,175

				61,000,870

	Total Commercial Paper			300,720,178

	Total Corporate Debt (Cost $300,720,178)			300,720,178

MUNICIPAL BONDS — 10.4%
11,505,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae (4)	0.22%	02/01/23	11,505,000
6,115,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae (4)	0.22%	08/01/40	6,115,000
12,700,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae (4)	0.23%	08/01/37	12,700,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Bank New York (4)	0.32%	05/15/34	18,800,000
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2011
(Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS (continued)
$13,700,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank N.A. (4)	0.19%	07/01/33	$13,700,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support: Fannie Mae Liquidity Facility: Fannie Mae (4)	0.24%	05/15/34	18,000,000
20,000,000	New York State Housing Finance Agency RB, Multifamily Housing, 150 East 44th St., Series A, Credit Support: Fannie Mae Liquidity Facility: Fannie Mae (4)	0.23%	05/15/32	20,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. (4)	0.33%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co. (4)	0.22%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York (4)	0.31%	03/01/38	6,880,000

	Total Municipal Bonds (Cost $128,500,000)			128,500,000

REPURCHASE AGREEMENTS – 18.0%
100,000,000	Barclays Capital, Inc. To be repurchased at $100,000,333 (collateralized by $97,827,400 par amount of U.S. Treasury Bond, 4.75%; due 02/15/2041; Total Market Value $102,000,079)	0.12%	04/01/11	100,000,000
121,334,000	Deutsche Bank Securities, Inc. To be repurchased at $121,334,674 (collateralized by $138,135,207 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 5.50%; due 08/01/2040; Total Market Value $124,974,020)	0.20%	04/01/11	121,334,000

	Total Repurchase Agreements (Cost $221,334,000)			221,334,000

	Total Investments – 100.0% (Cost $1,231,919,995) *			1,231,919,995

	Other Assets in excess of Liabilities – 0.0%			398,212

	Net Assets – 100.0%			$1,232,318,207

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2011
(Concluded)

(1)	Rate disclosed represents the discount rate at the time of purchase.

(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.

(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation

NA	National Association

PLC	Public Limited Company

RB	Revenue Bonds
See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.
Notes to Schedules of Investments
(Unaudited)
March 31, 2011
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2011 is as follows:

	Total Fair	Level 1
	Value at	Quoted	Level 2 Significant	Level 3 Significant
	March 31, 2011	Price	Observable Inputs	Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$68,920,000	$—	$68,920,000	$—

Money Market Portfolio
Investments in Securities*	$1,231,919,995	$—	$1,231,919,995	$—

•	Please refer to the schedule of investments for industry and security type breakouts.
At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the three months ended March 31, 2011, there were no transfers between Level 1 and Level 2 for the Portfolios’.
For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
	Name:	Dale E. Palka
	Title:	President and Chief Executive Officer
	Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
	Name:	Dale E. Palka
	Title:	Principal Executive Officer
	Date:	May 27, 2011

By:	/s/ Joseph S. Castellon
	Name:	Joseph S. Castellon
	Title:	Principal Financial Officer
	Date:	May 27, 2011